Long-term Debt - Debt maturities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt.
Year ending December 31, 2022		$ 3
2023		3
2024		3
2025		233
2026		800
Total	$ 1,041	1,042	$ 643
Less: Unamortized debt discount and debt issuance costs	(18)	(19)	(19)	$ (10)	$ (12)
Total debt, net of unamortized debt discount and debt issuance costs	$ 1,023	$ 1,023	$ 624